Segment reporting (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment Reporting Information [Line Items]
Total revenues		¥ 5,561,266	$ 761,891	¥ 4,699,673	¥ 3,561,994
Total cost of revenues		(4,407,076)	(603,767)	(3,426,967)	(2,568,115)
Gross profit		1,154,190	158,124	1,272,706	993,879
Operating Expenses		(2,036,429)	(278,989)	(2,190,448)	(2,622,100)
Loss from operation		(882,239)	(120,865)	(917,742)	(1,628,221)
Interest income		22,178	3,038	30,503	13,820
Interest expense		(133,761)	(18,325)	(79,309)	(44,543)
(Loss)/gain from equity method investments		40,329	5,525	(43,065)	(71,928)
Other non-operating income (expenses), net		(34,895)	(4,781)	(9,525)	152,791
Loss before income taxes		(988,388)	(135,408)	(1,019,138)	(1,578,081)
Income tax expenses		(1,482)	(203)	3,643	(29,065)
Net loss	[1]	¥ (989,870)	$ (135,611)	(1,015,495)	(1,607,146)
Number of Reportable Segments | segment		1	1
Reportable Segment
Segment Reporting Information [Line Items]
Total revenues		¥ 5,561,266		4,699,673	3,561,994
Total cost of revenues		(4,407,076)		(3,426,967)	(2,568,115)
Gross profit		1,154,190		1,272,706	993,879
Operating expenses excluding share-based compensation expense		(1,899,479)		(2,016,423)	(1,896,449)
Share-based compensation expense		(136,950)		(174,025)	(725,651)
Operating Expenses		(2,036,429)		(2,190,448)	(2,622,100)
Loss from operation		(882,239)		(917,742)	(1,628,221)
Interest income		22,178		30,503	13,820
Interest expense		(133,761)		(79,309)	(44,543)
(Loss)/gain from equity method investments		40,329		(43,065)	(71,928)
Other non-operating income (expenses), net		(34,895)		(9,525)	152,791
Loss before income taxes		(988,388)		(1,019,138)	(1,578,081)
Income tax expenses		(1,482)		3,643	(29,065)
Net loss		(989,870)		(1,015,495)	(1,607,146)
Major customer group
Segment Reporting Information [Line Items]
Total revenues		¥ 4,843,519		¥ 3,805,289	¥ 2,382,308
Revenue Benchmark | Customer concentration risk | Major customer group
Segment Reporting Information [Line Items]
Concentration risk percentage		87.10%	87.10%	81.00%	66.90%

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.